Discontinued Operations - Gain on Sale of Vessels(Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gain / (loss) on sale of vessels	$ (103,807)	$ 0	$ 0
M V Akadimos 1 [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	80,000
Vessel disposals	(62,030)
Other sale expenses	(1,560)
Gain / (loss) on sale of vessels	(16,410)
M V Seattle Express [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	13,200
Vessel disposals	(12,939)
Other sale expenses	(269)
Gain / (loss) on sale of vessels	8
M V Fos Express I [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	13,200
Vessel disposals	(12,931)
Other sale expenses	(284)
Gain / (loss) on sale of vessels	15
M/V Long Beach Express [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	13,050
Vessel disposals	(12,789)
Other sale expenses	(261)
Gain / (loss) on sale of vessels	0
M V Athenian 1 [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	51,000
Vessel disposals	(44,833)
Other sale expenses	(1,029)
Gain / (loss) on sale of vessels	(5,138)
M V Athos I I [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	51,000
Vessel disposals	(44,760)
Other sale expenses	(1,029)
Gain / (loss) on sale of vessels	(5,211)
M V Aristomenis I I [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	51,000
Vessel disposals	(45,105)
Other sale expenses	(1,029)
Gain / (loss) on sale of vessels	(4,866)
Hyundai Premium [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(34,626)
Other sale expenses	(1,825)
Gain / (loss) on sale of vessels	(24,199)
Hyundai Paramount [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(34,736)
Other sale expenses	(1,825)
Gain / (loss) on sale of vessels	(24,089)
Hyundai Prestige [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(34,908)
Other sale expenses	(1,825)
Gain / (loss) on sale of vessels	(23,917)
Total [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	454,400
Vessel disposals	(339,657)
Other sale expenses	(10,936)
Gain / (loss) on sale of vessels	$ (103,807)